497(e)
                                                                         2-74667

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 15, 2010 TO THE MAY 1, 2010 PROSPECTUS FOR 300+
SERIES
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the EQ/AllianceBernstein International Portfolio. Please note the following changes described below.

CHANGES TO THE EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

A. FEE TABLE

The following is changed under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown in the Prospectus.

--------------------------------------------------------------------------
                                              FUND RELATED EXPENSES
--------------------------------------------------------------------------
                                          ADMINIS-
                                          TRATIVE      OTHER
              PORTFOLIO NAME               CHARGE    EXPENSES     TOTAL
--------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------
EQ/AllianceBernstein International(7)      0.25%       0.03%      0.28%
--------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                   TRUST RELATED EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
                                                                         ACQUIRED
                                                                           FUND       TOTAL                    NET
                                                                         FEES AND    ANNUAL        FEE       ANNUAL
                                                                         EXPENSES   EXPENSES     WAIVERS    EXPENSES
                                                                        (UNDERLY-    (BEFORE     AND/OR      (AFTER
                                          MANAGE-                          ING       EXPENSE     EXPENSE    EXPENSE
                                           MENT      12B-1     OTHER     PORTFO-     LIMITA-   REIMBURSE-   LIMITA-     TOTAL
              PORTFOLIO NAME               FEES      FEES    EXPENSES     LIOS)       TION)     MENTS(14)    TIONS)   EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International(7)      0.40%      --       0.13%        --        0.53%       0.00%       0.53%     0.81%
-------------------------------------------------------------------------------------------------------------------------------

B. PORTFOLIOS OF THE TRUSTS

In the table under "Portfolios of the Trusts" in "Certificate features", the investment objective for the Portfolio has been deleted in its entirety and replaced with the following:

-------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME         OBJECTIVE                                                  AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN   Seeks to achieve a total return (before expenses) that     o AllianceBernstein L.P.
 INTERNATIONAL         approximates the total return performance of 40% DJ
                       EuroSTOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX
                       Index, and 10% S&P/ASX 200 Index, including reinvestment
                       of dividends, at a risk level consistent with that of the
                       composite index.
-------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein L.P. will continue to be the Sub-Adviser to the Portfolio and AXA Equitable Life Insurance Company will continue to be its Investment Manager. See "Portfolios of the Trusts" in your Prospectus for more information.



   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.
                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

300+ NB/IF (AR)                                                           x03397